Commitments and Contingencies - Summary Of Product Warranty Liability (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 27, 2021	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Commitments and Contingencies Disclosure [Abstract]
Beginning balance	$ 2,868	$ 3,211	$ 3,989	$ 3,454
Accrued for current year warranty claims	2,479	2,060	3,436	3,927
Settlement of warranty claims	(2,419)	(2,309)	(4,497)	(4,419)
Ending balance	$ 2,928	$ 2,962	$ 2,928	$ 2,962